Fair Value Measurements, Derivative Instruments and Hedging Activities - Sale and Impairment of Ships (Details) $ in Millions	3 Months Ended			12 Months Ended
	Nov. 30, 2014 USD ($) Passenger	May. 31, 2014 USD ($)	Aug. 31, 2013 USD ($)	Nov. 30, 2014 USD ($) Passenger	Nov. 30, 2013 USD ($)	Nov. 30, 2015 USD ($)	Dec. 31, 2014 Passenger
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets to be disposed of				$ 53	$ 176
Ocean Princess
Property, Plant and Equipment [Line Items]
Passenger Capacity | Passenger	672			672
Total gain on sale-lease back	$ 24			$ 24
Recognized gain on sale-lease back transaction	14
Financing provided to buyer	$ 66			$ 66
Remaining gain to be recognized						$ 10
Grand Holiday
Property, Plant and Equipment [Line Items]
Passenger Capacity | Passenger	1,440			1,440
Impairment of long-lived assets to be disposed of	$ 31
Grand Celebration
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets to be disposed of		$ 22
Costa Celebration
Property, Plant and Equipment [Line Items]
Passenger Capacity | Passenger							1,492
Costa Voyager
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets to be disposed of			$ 73
Gain (Loss) on Disposition of Property Plant Equipment		$ 37
Costa Classica
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets to be disposed of			$ 103